25. Net operating revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	R$ 49,388	R$ 44,634	R$ 41,454
Goods
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	53,643	48,597	45,267
Services rendered
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	456	365	294
Sales returns and cancellations
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	(484)	(523)	(592)
Gross sales
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	53,615	48,439	44,969
Taxes on sales
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Revenues	R$ (4,227)	R$ (3,805)	R$ (3,515)